28-Feb-2014
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
54,406,611.57
0.114502
0.00
1.000000
54,406,611.57
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
Amounts in USD
Dates
Collection Period No.
24
Collection Period (from... to)
1-Feb-2014
28-Feb-2014
Determination Date
13-Mar-2014
Record Date
14-Mar-2014
Payment Date
17-Mar-2014
Interest Period of the Class A-1 Notes (from... to)
18-Feb-2014
17-Mar-2014                      Actual/360 Days
27
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Feb-2014
15-Mar-2014
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
489,000,000.00
110,398,046.61
55,991,435.04
111.260964
Class A-4 Notes
101,264,000.00
101,264,000.00
101,264,000.00
0.000000
Total Note Balance
1,430,264,000.00
211,662,046.61
157,255,435.04
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
Total Securitization Value
1,697,643,474.41
517,237,872.00
462,831,260.43
present value of lease payments
697,529,576.24
75,233,847.99
64,147,741.12
present value of Base Residual Value
1,000,113,898.17
442,004,024.01
398,683,519.31
Amount
Percentage
Payment
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
Current Overcollateralization Amount
305,575,825.39
18.00%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-2 Notes
0.660000%
0.00
0.000000
0.00
Class A-1 Notes
0.343780%
0.00
0.000000
0.00
Class A-4 Notes
1.070000%
90,293.73
0.891667
90,293.73
Class A-3 Notes
0.880000%
80,958.57
0.165559
54,487,570.14
Total
171,252.30
$54,577,863.87
Interest & Principal
Interest & Principal
per $1000 Face Amount
0.000000

0.000000
111.426524
0.891667

Available Funds
Distributions
Lease Payments Received
11,526,669.71
(1) Total Servicing Fee
431,031.56
   Nonrecoverable Advances to the Servicer
0.00
Net Sales Proceeds-scheduled terminations
22,648,600.19
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
28,213,799.19
   Excess wear and tear included in Net Sales Proceeds
27,984.32
(3) Interest Distributable Amount Class A Notes
171,252.30
   Excess mileage included in Net Sales Proceeds
379,814.04
(4) Priority Principal Distribution Amount
0.00
Subtotal
62,389,069.09
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
54,406,611.57
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Investment Earnings
831.67
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Total Available Collections
62,389,900.76
(9) Excess Collections to Certificateholders
7,381,005.33
Reserve Account Draw Amount
0.00
Total Distribution
62,389,900.76
Total Available Funds
62,389,900.76
Distribution Detail
Amount Due
Amount Paid
Shortfall
Total Servicing Fee
431,031.56
431,031.56
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
171,252.30
171,252.30
0.00
   thereof on Class A-1 Notes
0.00
0.00
0.00
   thereof on Class A-2 Notes
0.00
0.00
0.00
   thereof on Class A-3 Notes
80,958.57
80,958.57
0.00
   thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
   thereof on Class A-1 Notes
0.00
0.00
0.00
   thereof on Class A-2 Notes
0.00
0.00
0.00
   thereof on Class A-3 Notes
0.00
0.00
0.00
   thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
171,252.30
171,252.30
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
54,406,611.57
54,406,611.57
0.00
Principal Distribution Amount
54,406,611.57
54,406,611.57
0.00
Net Sales Proceeds-early terminations (including Defaulted

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
104.34
minus Net Investment Earnings
104.34
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
104.34
Net Investment Earnings on the Exchange Note
   Collection Account
727.33
Investment Earnings for the Collection Period
831.67
Notice to Investors

Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Securitization Value beginning of Collection Period
517,237,872.00
18,215
Principal portion of lease payments
8,771,209.13
Terminations- Early
24,787,814.78
Terminations- Scheduled
18,803,959.09
Repurchase Payment (excluding interest)
0.00
Gross Losses
2,043,628.57
Securitization Value end of Collection Period
462,831,260.43
16,458
Pool Factor
27.26%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.66%
6.60%
Weighted Average Remaining Term (months)
25.04
7.44
Weighted Average Seasoning (months)
12.37
32.13
Aggregate Base Residual Value
1,139,551,610.25
413,330,491.59
Cumulative Turn-in Ratio
83.55%
Proportion of base prepayment assumption realized life to date
61.45%
Actual lifetime prepayment speed
0.62%

Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
460,261,448.12
16,375
99.44%
31-60 Days Delinquent
1,889,541.60
62
0.41%
61-90 Days Delinquent
503,722.21
15
0.11%
91-120 Days Delinquent
176,548.50
6
0.04%
Total
462,831,260.43
16,458
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
404,717.80
Less Liquidation Proceeds
246,973.18
Less Recoveries
149,399.74
Current Net Credit Loss / (Gain)
8,344.88
Cumulative Net Credit Loss / (Gain)
(2,081,458.14)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
   Securitization Value
(0.123%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
45,230,684.64
Less sales proceeds and other payments received during
   Collection Period
50,619,171.31
Current Residual Loss / (Gain)
(5,388,486.67)
Cumulative Residual Loss / (Gain)
(133,961,493.23)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(7.891%)